Financial instruments - Derivative and non-derivative financial instruments (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement
Assets at beginning of period	€ 31,689,036
Assets at end of period	32,987,207	€ 31,689,036
Liabilities at beginning of period	19,357,726
Liabilities at end of period	20,174,772	19,357,726
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period	188,518	183,054
Gain / loss recognised in profit or loss	(34,845)	22,489
Foreign currency translation and other changes	5,642	(17,025)
Assets at end of period	159,315	188,518
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	66,359	89,677
Increase	4,255	17,253
Decrease	(5,621)	(35,764)
Gain / loss recognized in profit or loss	(4,322)	(1,996)
Foreign currency translation and other changes	529	(2,811)
Liabilities at end of period	61,200	66,359
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	882,422	934,425
Increase	44,266	51,388
Decrease	(17,727)	(99,877)
Gain / loss recognized in equity	12,803	73,993
Foreign currency translation and other changes	27,167	(77,507)
Liabilities at end of period	€ 948,931	€ 882,422
Put option liabilities | Fair Value | Level 3 | Assumed earnings
Reconciliation of changes in fair value measurement
Increase in input	10.00%
Increase in fair value due to increase in input	€ 65,941
Put option liabilities | Fair Value | Level 3 | Assumed earnings | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities	1.00%
Increase in fair value due to increase in input, as percentage of equity	1.00%